Contracted Amounts Outstanding of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	¥ 9,736	¥ 7,403
Designated as Hedging Instrument | Interest rate swap agreement
Derivative [Line Items]
Contractual amounts	20,587	32,205
Designated as Hedging Instrument | Commodity futures
Derivative [Line Items]
Contractual amounts	4,610	3,739
Not Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	1,800	149
Not Designated as Hedging Instrument | Currency option contracts
Derivative [Line Items]
Contractual amounts	¥ 53	¥ 231